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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.):   [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Permit Capital, LLC
Address:     One Tower Bridge
             100 Front Street, Suite 900
             West Conshohocken, PA 19428

Form 13F File Number: 28-11062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Paul A. Frick
Title:       Vice President
Phone:       (610) 941-5006

Signature, Place, and Date of Signing:

   /s/ Paul A. Frick         West Conshohocken, PA         5/13/11
------------------------    ------------------------    --------------
      [Signature]                [City, State]              [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    No.     Form 13F File Number      Name
    ---     --------------------      ----

    1       28-2635                   Gardner Russo & Gardner

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  33

Form 13F Information Table Value Total:  $143,341
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number          Name
---   --------------------          ----
2     28-11063                      Permit Capital GP, L.P.

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
                                                               VALUE    SHRS OR  SHR/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                      TITLE OF CLASS   CUSIP   (x$1,000)  PRN AMT  PRN  CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------                      -------------- --------- --------- --------- ---- ---- ---------- -------- ---- ------ ----

CITIGROUP INC                            COM       172967101   2,489     563,176  SH         OTHER        2     X
DELL INC                                 COM       24702R101   3,842     264,759  SH         OTHER        2     X
GENERAL ELECTRIC                         COM       369604103   4,273     213,118  SH         OTHER        2     X
GOLDMAN SACHS GROUP INC                  COM       38141G104   3,251      20,500  SH         OTHER        2     X
INTL BUSINESS MACHINES CORP              COM       459200101   1,190       7,300  SH         OTHER        2     X
IPASS INC                                COM       46261V108     733     470,038  SH         OTHER        2     X
IRON MTN INC                             COM       462846106   2,391      76,545  SH         OTHER        2     X
JOHNSON & JOHNSON                        COM       478160104   3,579      60,400  SH         OTHER        2     X
LIBERTY MEDIA HOLDG CORP            INT COM SER A  53071M104   5,942     370,423  SH         OTHER        2     X
MASTERCARD INC                         CLASS A     57636Q104   1,724       6,850  SH         OTHER        2     X
MCKESSON CORP                            COM       58155Q103   1,937      24,500  SH         OTHER        2     X
NEWCASTLE INVESTMENT CORP                COM       65105M108     433      71,615  SH         OTHER        2     X
NOBLE CORP                               COM       H5833N103   1,800      39,450  SH         OTHER        2     X
OMNICARE INC.                            COM       681904108     850      28,350  SH         OTHER        2     X
SBA COMMUNICATIONS CORP                  COM       78388J106  85,049   2,143,378  SH         OTHER        2     X
SEARS HOLDINGS CORP                      COM       812350106   1,925      23,288  SH         OTHER        2     X
SPRINT NEXTEL CORP                       COM       852061100   1,814     391,000  SH         OTHER        2     X
TELVENT GIT SA                           SHS       E90215109   3,855     132,421  SH         OTHER        2     X
TNS INC                                  COM       872960109     732      47,000  SH         OTHER        2     X
VODAFONE GROUP PLC                  SPONS ADR NEW  92857W209   5,384     187,275  SH         OTHER        2     X

ALTRIA GROUP INC                         COM       02209S103     812      31,200  SH         OTHER      1,2     X
ANNHEUSER BUSCH INBEV SA/NV           SPONS ADR    03524A108     565       9,875  SH         OTHER      1,2     X
BERKSHIRE HATHAWAY INC DEL              CL A       084670108   1,880          15  SH         OTHER      1,2     X
BERKSHIRE HATHAWAY INC DEL              CL B       084670702     111       1,325  SH         OTHER      1,2     X
BROWN FORMAN CORP                       CL A       115637100     544       8,000  SH         OTHER      1,2     X
COMCAST CORP NEW                      CL A SPL     20030N200     581      25,000  SH         OTHER      1,2     X
MARTIN MARIETTA MATLS INC                COM       573284106     538       6,000  SH         OTHER      1,2     X
MASTERCARD INC                         CLASS A     57636Q104     654       2,597  SH         OTHER      1,2     X
PHILIP MORRIS INTL INC                   COM       718172109   2,231      34,000  SH         OTHER      1,2     X
SCRIPPS NETWORKS INTERACTIVE          CL A COM     811065101     357       7,125  SH         OTHER      1,2     X
WASHINGTON POST CO                      CL B       939640108     219         500  SH         OTHER      1,2     X
WELLS FARGO & CO NEW                     COM       949746101     872      27,500  SH         OTHER      1,2     X
UNILEVER NV                          NY SHS NEW    904784704     784      25,000  SH         OTHER      1,2     X